Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,231,813.96
Previously Paid Amount	0.00
Total Fee Amount	4,451.21
Total Offset Amount	0.00
Net Fee	$ 4,451.21
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false